U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.    Name and address of issuer: Golden Gate Fund, Inc., 100 Larkspur Landing
      Circle, Suite 102, Larkspur, California 94939
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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ] Golden Gate Fund
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3.    Investment Company Act File Number: 811-9925
      Securities Act File Number: 333-36028
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4(a). Last day of fiscal year for which this notice is filed: June 30, 2002

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4(b). [ ]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
           (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due:
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4(c). [ ]  Check box if this is the last time the issuer will be filing this
           Form.
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold
             during the fiscal year pursuant to                        $370,070
             section 24(f):                                             -------

      (ii)   Aggregate price of securities redeemed         $96,890
             or repurchased during the fiscal year:          ------

      (iii)  Aggregate price of securities redeemed
             or repurchased during any prior fiscal
             year ending no earlier than October 11,
             1995 that were not previously used to
             reduce registration fees payable to the      $
             Commission:                                   --------

      (iv)  Total available redemption credits (add                   -$ 96,890
            Items 5(ii) and 5(iii):                                     -------

      (v)   Net sales - if Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from                       $273,180
            Item 5(i)]:                                                 -------

      (vi)  Redemption credits available for use in
            future years - if Item 5(i) is less than
            Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]:                                   $   -----
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

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      (vii)  Multiplier for determining registration fee               X.000092
             (See Instruction C.9):                                     -------

      (viii) Registration fee due [multiply Item 5(v) by                =$25.13
             Item 5(vii)] (enter "0" if no fee is due):                   -----

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -----

      If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -----.

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7.    Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                     +$    ----

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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                        =$25.13

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

      September 23, 2002

      Method of Delivery:

        [X]  Wire Transfer
        [ ]  Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                      /s/ Camille F. Wildes
                                               ------------------------------
                                               Camille F. Wildes
                                               Vice President

Date September 20, 2002

*  Please print the name and title of the signing officer below the signature.

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